FORM N-SAR
ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

	Report for fiscal year ending:			12/31/2008

	Is this an amendment to a previous filing?				N

(THOSE ITEMS FOR SUB-ITEMS WITH A BOX AFTER THE ITEM NUMBER SHOULD BE
COMPLETED ONLY IF THE ANSWER HAS CHANGED FROM THE PREVIOUS FILING ON
THIS FORM.)

	1.	A. Registrant Name:	VERMONT VARIABLE LIFE INSURANCE ACCOUNT
		B. File Number:	811-4896
		C. Telephone Number	802-229-3333

	2.	A. Street:	ONE NATIONAL LIFE DRIVE
		B. City:	MONTPELIER
		C. State:	VERMONT
		D. Zip Code:	05604

	3.	Is this the first filing on this form by Registrant?			N

	4.	Is this the last filing on this form by Registrant?			N

	5.	Is Registrant a small business investment company (SBIC)				N

	6.	Is Registrant a unit investment trust (UIT)?			Y
(IF ANSWER IS "Y" (YES), COMPLETE ONLY ITEMS 111 THROUGH 132)

111.	A. Depositor Name			NATIONAL LIFE INSURANCE COMPANY
	B.	File Number (if any):		N/A
	C. City			Montpelier
		State		Vermont
		Zip		05604
112.	A.	Sponsor Name:		NATIONAL LIFE INSURANCE COMPANY
	B.	File Number (if any):		N/A
	C. City			Montpelier
		State		Vermont
		Zip		05604
113.				N/A
114.	A.	Principal Underwriter Name:		EQUITY SERVICES, INC.
	B. File Number:			8-14286
	C. City			Montpelier
		State		Vermont
		Zip		05604
116.	A.	Is Registrant part of a family of investment		N
companies?
117.	A.	Is Registrant a separate account of an		Y

	insurance company?
	If answer is "Y" (Yes), are any of the
	following types of contracts funded by the
	Registration:
	B. Variable annuity contracts?	N
	C. Scheduled premium variable life contracts	N
	D. Flexible premium variable life contracts	Y
	E. Other types of insurance products registered	N
	under the Securities Act of 1933?
118.	State the number of series existing at the end	1
	of the period that had securities registered
	under the Securities Act of 1933
119.	State the number of new series for which	0
	registration statements under the Securities Act
	of 1933 become effective during the period
120.	State the total value of the portfolio securities	0
	on the date of deposit for the new series
	included in item 119 ($000's omitted)
121.	State the number of series for which a current	0
	prospectus was in existence at the end of the
	period
122.	State the number of existing series for which	0
	additional units were registered under the
	Securities Act of 1933 during the current
	period
123.	State the total value of the additional units	$0
	considered in answering item 122 ($000's
	omitted)
124.	State the total value of units of prior series that	$ 0
	were placed in the portfolios of subsequent
	series during the current period (the value of
	these units is to be measured on the date they
	were placed in the subsequent series) ($000's
	omitted)
125.	State the total dollar amount of sales loads	$ 0
	collected (before reallowances to other brokers
	or dealers) by Registrant's principal
	underwriter and any underwriter which is an
	affiliated person of the principal underwriter
	during the current period solely from the sale
	of units of all series of Registrant: ($000's
	omitted)
126.	Of the amount shown in Item 125, state the	$ 0
	total dollar amount of the sales loads collected
	from secondary market operations in
	Registrant's units (include the sales loads, if
	any, collected on units of a prior series placed
	in the portfolio of a subsequent series.)
	($000's omitted)
127.	List opposite the appropriate description below the number of series whose portfolios are invested
	primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
		Number of	Total Assets	Total Income
		Series	(000’s Omitted)	Distributions
		Investing		(000’s Omitted)
	A. U.S. Treasury Direct use		$	$
	B. U.S. Government Agency		$	$
	C. State and municipal tax-free		$	$
	D. Public Utility debt		$	$
	E. Brokers and dealer s debt or debt of brokers'		$	$
parents
	F. All other corporate informed, & long-term		$	$
debt
	G. All other corporate short-term debt		$	$
H. Equity securities of brokers or dealers or
parents of brokers or dealers
	I. INVESTMENT COMPANY	1	$437	$14
EQUITY SECURITIES
	J. All other equity securities		$	$
	K. Other securities		$	$
	L. Total assets of all series of Registrants		$ 437	$ 14
128.	Is the timely payment of principal and interest		N
on any of the portfolio securities held by any
of the Registrant's series at the end of the
current period insured or guaranteed by an
entity other than the issuer? (IF THE
ANSWER IS "N" (NO), GO TO ITEM 131.)
129.			N/A
130.			N/A
131.	Total expenses incurred by all series of		$ 5
Registrant during the current reporting period
($000's omitted)
132.	List the "811" (Investment Company Act of		811-4896
1940) registration number for all Series of
Registrant that are being included in this
filing:

This report is signed on behalf of the depositor in the City of Montpelier and
State of Vermont on March 5, 2009.

VERMONT VARIABLE LIFE INSURANCE ACCOUNT
BY: NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

By: /s/ D. RUSSELL MORGAN
----------------------
Chief Compliance Officer --
Separate Accounts